Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies Additional Narrative Information [Line Items]
Minimum expectation of tax position to be realized	50.00%
Exelon Generation Co L L C [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%
Commonwealth Edison Company [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	99.00%	99.00%
PECO Energy Co [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%
Baltimore Gas and Electric Company [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%
Pepco Holdings LLC [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%
Pepco Holdings LLC [Member] | Potomac Electric Power Company [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%
Pepco Holdings LLC [Member] | Delmarva Power & Light Company [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%
Pepco Holdings LLC [Member] | Atlantic City Electric Company [Member]
Significant Accounting Policies Additional Narrative Information [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%	100.00%